Consolidated shareholders’ equity - Summary of Treasury Shares Held (Details) - shares shares in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share Capital, Reserves And Other Equity Interest [Abstract]
Number of shares (in shares)	8,200	11,020	8,280	20
% of share capital for the period	0.65%	0.872%	0.658%	0.002%